RELATED PARTY TRANSACTIONS (Dividends and Income Received) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Dividend income – related parties	$ 0	$ 6,030	$ 2,590
ADS Maritime Holding
Related Party Transaction [Line Items]
Dividend income – related parties	0	2,930	261
Frontline
Related Party Transaction [Line Items]
Dividend income – related parties	0	3,100	340
Golden Close
Related Party Transaction [Line Items]
Dividend income – related parties	0	0	1,989
NorAm Drilling
Related Party Transaction [Line Items]
Interest income received	$ 443	$ 420	$ 459